Promissory Note Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities			$ 10,000
Note payable amount payment			$ 10,000
Interest rate			5.00%	1.00%
Maturity Date			Dec. 31, 2023
Principal balance			$ 9,136	$ 9,136
Monthly payments	$ 0	$ 9,136		9,136
Promissory note				100,000
Promissory note payable				90,864
Interest expense				500
Accrued interest	$ 165,000		134,750	127,500
Accrued interest			0	0
Promissory Note Payable [Member]
Remaining principle balance on promissory note payable			10,000
Accrued interest			256
Leaving balance			0
Loan [Member]
Interest expense			256	500
Accrued interest			$ 0	$ 0